Leases (Details)					12 Months Ended		24 Months Ended
	Jul. 29, 2022 USD ($)	Jul. 29, 2022 CNY (¥)	Jun. 21, 2021 USD ($)	Jun. 21, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Leases [Abstract]
Annual rental payment	$ 92,189	¥ 660,000					$ 65,103	¥ 431,460
Extended lease					On June 21, 2021, Haoxi BJ extended the lease to June 30, 2023
Annual lease payment			$ 104,555	¥ 675,120
Right use of assets						$ 89,544
Operating right-of-use liabilities						89,544
Operating lease cost					$ 176,676	$ 182,218